                              N A T I O N W I D E(R)
                                F I D E L I T Y
                                 A D V I S O R
                                V A R I A B L E
                                 A C C O U N T


                                 ANNUAL REPORT



                                F I D E L I T Y
                                 A D V I S O R
                               A N N U I T I E S


                               December 31, 1997

                                     [LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                         [PICTURE OF JOSEPH J. GASPER]


                              PRESIDENT'S MESSAGE

            We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the Nationwide Fidelity Advisor Variable Account.

            Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

            The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

            We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.


                                                /s/ Joseph J. Gasper
                                                Joseph J. Gasper, President

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997



ASSETS:
   Investments at market value:
      Fidelity VIP - Equity-Income Portfolio
         1,599,038 shares (cost $35,248,681) ...............................   $   38,824,634
      Fidelity VIP - Growth Portfolio
         640,125 shares (cost $22,206,927) .................................       23,748,634
      Fidelity VIP - High Income Portfolio
         10,995,541 shares (cost $132,833,923) .............................      149,319,451
      Fidelity VIP - Money Market Portfolio
         43,662,630 shares (cost $43,662,630) ..............................       43,662,630
      Fidelity VIP - Overseas Portfolio
         3,584,762 shares (cost $65,258,243) ...............................       68,827,431
      Fidelity VIP-II - Asset Manager Portfolio
         558,030 shares (cost $9,279,565) ..................................       10,050,112
      Fidelity VIP-II - Asset Manager: Growth Portfolio
         505,876 shares (cost $7,473,921) ..................................        8,276,124
      Fidelity VIP-II - Contrafund Portfolio
         2,583,928 shares (cost $46,279,142) ...............................       51,523,515
      Fidelity VIP-II - Index 500 Portfolio
         251,026 shares (cost $25,844,659) .................................       28,714,885
      Fidelity VIP-II - Investment Grade Bond Portfolio
         2,272,129 shares (cost $26,465,418) ...............................       28,537,938
      Fidelity VIP-III - Balanced Portfolio
         9,766,299 shares (cost $112,089,702) ..............................      142,392,642
      Fidelity VIP-III - Growth and Income Portfolio
         2,081,025 shares (cost $23,761,073) ...............................       26,075,242
      Fidelity VIP-III - Growth Opportunities Portfolio
         32,098,555 shares (cost $448,021,663) .............................      618,539,161
                                                                               --------------
            Total investments ..............................................    1,238,492,399
   Accounts receivable .....................................................           15,691
                                                                               --------------
            Total assets ...................................................    1,238,508,090
ACCOUNTS PAYABLE ...........................................................                -
                                                                               --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................   $1,238,508,090
                                                                               ==============


See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                                                       GOVERNMENT
                                                                         TOTAL                     INVESTMENT FUND
                                                            -----------------------------   -----------------------------
                                                                1997            1996             1997          1996
                                                            -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................        $    13,779,569       9,453,706         287,288         977,630
Mortality, expense and administration
  charges (note 2) ...............................            (13,519,814)     (7,056,063)        (56,693)       (219,745)
                                                          ---------------   -------------   -------------   -------------
  Net investment activity ........................                259,755       2,397,643         230,595         757,885
                                                          ---------------   -------------   -------------   -------------

Proceeds from mutual fund shares sold ............            287,881,219      45,891,295      20,683,351         784,643
Cost of mutual fund shares sold ..................           (283,840,344)    (44,457,369)    (21,543,654)       (750,095)
                                                          ---------------   -------------   -------------   -------------
  Realized gain (loss) on investments ............              4,040,875       1,433,926        (860,303)         34,548
Change in unrealized gain (loss) on investments ..            165,223,943      62,292,552         502,588        (479,363)
                                                          ---------------   -------------   -------------   -------------
  Net gain (loss) on investments .................            169,264,818      63,726,478        (357,715)       (444,815)
                                                          ---------------   -------------   -------------   -------------
Reinvested capital gains .........................             17,399,176       1,903,631              -               -
                                                          ---------------   -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........            186,923,749      68,027,752        (127,120)        313,070
                                                          ---------------   -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................            429,777,841     326,836,927         703,479      12,167,493
Transfers between funds ..........................                     -               -      (20,346,585)        162,562
Redemptions ......................................            (51,393,337)    (20,699,510)       (279,350)       (957,625)
Annuity benefits .................................                 (2,059)             -               -               -
Annual contract maintenance charge (note 2) ......                (99,391)        (54,534)           (386)           (810)
Contingent deferred sales charges (note 2) .......             (1,101,526)       (402,606)        (11,183)        (18,984)
Adjustments to maintain reserves .................                  5,922          36,535              13             438
                                                          ---------------   -------------   -------------   -------------
    Net equity transactions ......................            377,187,450     305,716,812     (19,934,012)     11,353,074
                                                          ---------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............            564,111,199     373,744,564     (20,061,132)     11,666,144
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......            674,396,891     300,652,327      20,061,132       8,394,988
                                                          ---------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        $ 1,238,508,090     674,396,891              -       20,061,132
                                                          ===============   =============   =============   =============


                                                                  HIGH YIELD FUND              MONEY MARKET FUND
                                                         ------------------------------  ------------------------------
                                                             1997              1996           1997              1996
                                                         -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................           1,664,977        6,331,250         290,239       1,690,430
Mortality, expense and administration
  charges (note 2) ...............................            (265,500)        (945,208)        (81,263)       (462,483)
                                                         -------------   --------------  --------------   -------------
  Net investment activity ........................           1,399,477        5,386,042         208,976       1,227,947
                                                         -------------   --------------  --------------   -------------

Proceeds from mutual fund shares sold ............          97,566,593        2,719,663      34,287,294      36,765,530
Cost of mutual fund shares sold ..................         (98,450,573)      (2,339,519)    (34,287,294)    (36,765,530)
                                                         -------------   --------------  --------------   -------------
  Realized gain (loss) on investments ............            (883,980)         380,144              -               -
Change in unrealized gain (loss) on investments ..          (2,411,864)       2,035,510              -               -
                                                         -------------   --------------  --------------   -------------
  Net gain (loss) on investments .................          (3,295,844)       2,415,654              -               -
                                                         -------------   --------------  --------------   -------------
Reinvested capital gains .........................           3,446,055           38,004              -               -
                                                         -------------   --------------  --------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........           1,549,688        7,839,700         208,976       1,227,947
                                                         -------------   --------------  --------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................           5,965,726       42,194,826       5,893,573      41,393,976
Transfers between funds ..........................         (97,185,398)       4,859,831     (35,384,849)    (38,807,936)
Redemptions ......................................          (1,335,478)      (3,134,966)       (643,822)     (2,833,508)
Annuity benefits .................................                  -                -               -               -
Annual contract maintenance charge (note 2) ......              (1,254)          (4,524)           (196)         (1,592)
Contingent deferred sales charges (note 2) .......             (37,325)         (78,197)         (8,540)        (21,113)
Adjustments to maintain reserves .................                 352            2,682           2,487          (8,090)
                                                         -------------   --------------  --------------   -------------
    Net equity transactions ......................         (92,593,377)      43,839,652     (30,141,347)       (278,263)
                                                         -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............         (91,043,689)      51,679,352     (29,932,371)        949,684
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......          91,043,689       39,364,337      29,932,371      28,982,687
                                                         -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............                  -        91,043,689              -       29,932,371
                                                         =============   ==============  ==============   =============



                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                   OVERSEAS FUND               EQUITY-INCOME PORTFOLIO
                                                           -----------------------------   -----------------------------
                                                                1997            1996            1997            1996
                                                           -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................         $      53,871         452,482          15,751              -
Mortality, expense and administration
  charges (note 2) ...............................              (128,292)       (456,932)       (242,173)             -
                                                           -------------   -------------   -------------   -------------
  Net investment activity ........................               (74,421)         (4,450)       (226,422)             -
                                                           -------------   -------------   -------------   -------------

Proceeds from mutual fund shares sold ............            48,228,759       1,489,407          22,507              -
Cost of mutual fund shares sold ..................           (48,637,341)     (1,345,257)        (21,016)             -
                                                           -------------   -------------   -------------   -------------
  Realized gain (loss) on investments ............              (408,582)        144,150           1,491              -
Change in unrealized gain (loss) on investments ..            (2,797,481)      2,436,624       3,575,954              -
                                                           -------------   -------------   -------------   -------------
  Net gain (loss) on investments .................            (3,206,063)      2,580,774       3,577,445              -
                                                           -------------   -------------   -------------   -------------
Reinvested capital gains .........................             4,309,141         941,567          79,191              -
                                                           -------------   -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........             1,028,657       3,517,891       3,430,214              -
                                                           -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................             2,025,184      19,990,667      28,876,880              -
Transfers between funds ..........................           (47,818,089)      6,205,243       7,018,612              -
Redemptions ......................................              (425,271)       (973,327)       (494,788)             -
Annuity benefits .................................                    -               -               -               -
Annual contract maintenance charge (note 2) ......                  (821)         (3,284)           (203)             -
Contingent deferred sales charges (note 2) .......                (9,277)        (23,667)         (7,134)             -
Adjustments to maintain reserves .................                 1,590           1,314           1,397              -
                                                           -------------   -------------   -------------   -------------
    Net equity transactions ......................           (46,226,684)     25,196,946      35,394,764              -
                                                           -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............           (45,198,027)     28,714,837      38,824,978              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......            45,198,027      16,483,190              -               -
                                                           -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         $          -       45,198,027      38,824,978              -
                                                           =============   =============   =============   =============


                                                                  GROWTH PORTFOLIO             HIGH INCOME PORTFOLIO
                                                         ------------------------------  ------------------------------
                                                              1997             1996            1997            1996
                                                         -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................               4,508               -          105,786              -
Mortality, expense and administration
  charges (note 2) ...............................            (145,297)              -       (1,409,930)           (112)
                                                         -------------   --------------  --------------   -------------
  Net investment activity ........................            (140,789)              -       (1,304,144)           (112)
                                                         -------------   --------------  --------------   -------------

Proceeds from mutual fund shares sold ............             701,523               -        9,990,931          51,577
Cost of mutual fund shares sold ..................            (663,222)              -       (9,469,396)        (51,480)
                                                         -------------   --------------  --------------   -------------
  Realized gain (loss) on investments ............              38,301               -          521,535              97
Change in unrealized gain (loss) on investments ..           1,541,707               -       16,484,146           1,382
                                                         -------------   --------------  --------------   -------------
  Net gain (loss) on investments .................           1,580,008               -       17,005,681           1,479
                                                         -------------   --------------  --------------   -------------
Reinvested capital gains .........................              20,178               -           13,075              -
                                                         -------------   --------------  --------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........           1,459,397               -       15,714,612           1,367
                                                         -------------   --------------  --------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................          17,228,215               -       40,442,027          57,687
Transfers between funds ..........................           5,458,035               -       98,072,875         109,940
Redemptions ......................................            (389,446)              -       (4,965,856)           (595)
Annuity benefits .................................                  -                -             (520)             -
Annual contract maintenance charge (note 2) ......                (174)              -           (6,797)            (12)
Contingent deferred sales charges (note 2) .......              (7,662)              -         (105,011)             -
Adjustments to maintain reserves .................                 387               -            1,793               1
                                                         -------------   --------------  --------------   -------------
    Net equity transactions ......................          22,289,355               -      133,438,511         167,021
                                                         -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          23,748,752               -      149,153,123         168,388
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......                  -                -          168,388              -
                                                         -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............          23,748,752               -      149,321,511         168,388
                                                         =============   ==============  ==============   =============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                     MONEY MARKET PORTFOLIO             OVERSEAS PORTFOLIO
                                                                -----------------------------   -----------------------------
                                                                     1997           1996             1997           1996
                                                                -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................         $   2,138,816           1,914          13,050              -
Mortality, expense and administration
  charges (note 2) ....................................              (560,839)           (512)       (730,502)           (341)
                                                                -------------   -------------   -------------   -------------
  Net investment activity .............................             1,577,977           1,402        (717,452)           (341)
                                                                -------------   -------------   -------------   -------------

Proceeds from mutual fund shares sold .................            50,465,388          14,704       6,692,136             297
Cost of mutual fund shares sold .......................           (50,465,388)        (14,704)     (6,194,942)           (288)
                                                                -------------   -------------   -------------   -------------
  Realized gain (loss) on investments .................                    -               -          497,194               9
Change in unrealized gain (loss) on investments .......                    -               -        3,564,616           4,572
                                                                -------------   -------------   -------------   -------------
  Net gain (loss) on investments ......................                    -               -        4,061,810           4,581
                                                                -------------   -------------   -------------   -------------
Reinvested capital gains ..............................                    -               -           51,803              -
                                                                -------------   -------------   -------------   -------------
    Net increase (decrease) in contract owners' .......
      equity resulting from operations ................             1,577,977           1,402       3,396,161           4,240
                                                                -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................            53,240,636       1,297,033      19,142,453          23,854
Transfers between funds ...............................            (8,324,168)        115,682      48,946,911         202,834
Redemptions ...........................................            (4,162,215)             -       (2,818,245)           (151)
Annuity benefits ......................................                    -               -               -               -
Annual contract maintenance charge (note 2) ...........                (1,833)             -           (5,435)             (3)
Contingent deferred sales charges (note 2) ............               (81,918)             -          (65,968)             -
Adjustments to maintain reserves ......................                  (128)             (6)          3,181              (8)
                                                                -------------   -------------   -------------   -------------
    Net equity transactions ...........................            40,670,374       1,412,709      65,202,897         226,526
                                                                -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................            42,248,351       1,414,111      68,599,058         230,766
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........             1,414,111              -          230,766              -
                                                                -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................         $  43,662,462       1,414,111      68,829,824         230,766
                                                                =============   =============   =============   =============



                                                                                                     ASSET MANAGER:
                                                                ASSET MANAGER PORTFOLIO            GROWTH PORTFOLIO
                                                           ------------------------------  ------------------------------
                                                                1997            1996            1997             1996
                                                           -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends ..................................            5,034               -               -               -
Mortality, expense and administration
  charges (note 2) ....................................          (63,622)              -          (60,894)             -
                                                           -------------   --------------  --------------   -------------
  Net investment activity .............................          (58,588)              -          (60,894)             -
                                                           -------------   --------------  --------------   -------------

Proceeds from mutual fund shares sold .................          167,650               -          608,370              -
Cost of mutual fund shares sold .......................         (169,948)              -         (526,461)             -
                                                           -------------   --------------  --------------   -------------
  Realized gain (loss) on investments .................           (2,298)              -           81,909              -
Change in unrealized gain (loss) on investments .......          770,547               -          802,203              -
                                                           -------------   --------------  --------------   -------------
  Net gain (loss) on investments ......................          768,249               -          884,112              -
                                                           -------------   --------------  --------------   -------------
Reinvested capital gains ..............................           12,628               -              620              -
                                                           -------------   --------------  --------------   -------------
    Net increase (decrease) in contract owners' .......
      equity resulting from operations ................          722,289               -          823,838              -
                                                           -------------   --------------  --------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .....................................        6,537,589               -        5,851,889              -
Transfers between funds ...............................        2,915,117               -        1,816,591              -
Redemptions ...........................................         (124,289)              -         (210,136)             -
Annuity benefits ......................................               -                -               -               -
Annual contract maintenance charge (note 2) ...........              (65)              -              (56)             -
Contingent deferred sales charges (note 2) ............             (642)              -           (5,660)             -
Adjustments to maintain reserves ......................              169               -             (319)             -
                                                           -------------   --------------  --------------   -------------
    Net equity transactions ...........................        9,327,879               -        7,452,309              -
                                                           -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................       10,050,168               -        8,276,147              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........               -                -               -               -
                                                           -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................       10,050,168               -        8,276,147              -
                                                           =============   ==============  ==============   =============




                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996



                                                                     CONTRAFUND PORTFOLIO              INDEX 500 PORTFOLIO
                                                                 -----------------------------   -----------------------------
                                                                      1997           1996              1997           1996
                                                                 -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................               $      24,653              -            9,636              -
Mortality, expense and administration
  charges (note 2) ...............................                    (369,125)             -         (190,547)             -
                                                                 -------------   -------------   -------------   -------------
  Net investment activity ........................                    (344,472)             -         (180,911)             -
                                                                 -------------   -------------   -------------   -------------

Proceeds from mutual fund shares sold ............                     565,018              -          965,594              -
Cost of mutual fund shares sold ..................                    (487,291)             -         (889,248)             -
                                                                 -------------   -------------   -------------   -------------
  Realized gain (loss) on investments ............                      77,727              -           76,346              -
Change in unrealized gain (loss) on investments ..                   5,244,373              -        2,870,226              -
                                                                 -------------   -------------   -------------   -------------
  Net gain (loss) on investments .................                   5,322,100              -        2,946,572              -
                                                                 -------------   -------------   -------------   -------------
Reinvested capital gains .........................                      65,154              -           19,553              -
                                                                 -------------   -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........                   5,042,782              -        2,785,214              -
                                                                 -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................                  36,229,846              -       20,344,888              -
Transfers between funds ..........................                  11,100,887              -        6,144,151              -
Redemptions ......................................                    (814,886)             -         (540,303)             -
Annuity benefits .................................                          -               -               -               -
Annual contract maintenance charge (note 2) ......                        (692)             -             (330)             -
Contingent deferred sales charges (note 2) .......                     (18,768)             -          (17,514)             -
Adjustments to maintain reserves .................                     (15,272)             -           (1,008)             -
                                                                 -------------   -------------   -------------   -------------
    Net equity transactions ......................                  46,481,115              -       25,929,884              -
                                                                 -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                               51,523,897              -       28,715,098              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......                          -               -               -               -
                                                                 -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............               $  51,523,897              -       28,715,098              -
                                                                 =============   =============   =============   =============



                                                                       INVESTMENT GRADE
                                                                        BOND PORTFOLIO                BALANCED PORTFOLIO
                                                                ------------------------------  ------------------------------
                                                                     1997            1996             1997             1996
                                                                -------------   --------------  --------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................                     21,628               -        2,651,503              -
Mortality, expense and administration
  charges (note 2) ...............................                   (279,791)            (140)     (1,746,213)     (1,051,093)
                                                                -------------   --------------  --------------   -------------
  Net investment activity ........................                   (258,163)            (140)        905,290      (1,051,093)
                                                                -------------   --------------  --------------   -------------

Proceeds from mutual fund shares sold ............                  2,093,567              309       4,520,541         727,396
Cost of mutual fund shares sold ..................                 (2,017,251)            (307)     (3,490,030)       (656,256)
                                                                -------------   --------------  --------------   -------------
  Realized gain (loss) on investments ............                     76,316                2       1,030,511          71,140
Change in unrealized gain (loss) on investments ..                  2,072,932             (411)     20,657,622       8,506,461
                                                                -------------   --------------  --------------   -------------
  Net gain (loss) on investments .................                  2,149,248             (409)     21,688,133       8,577,601
                                                                -------------   --------------  --------------   -------------
Reinvested capital gains .........................                         -                -               -          218,962
                                                                -------------   --------------  --------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........                  1,891,085             (549)     22,593,423       7,745,470
                                                                -------------   --------------  --------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................                  6,750,960           27,814      23,981,267      50,651,260
Transfers between funds ..........................                 21,294,182           70,964      (1,028,043)      4,814,234
Redemptions ......................................                 (1,465,723)            (258)     (6,165,682)     (3,143,740)
Annuity benefits .................................                         -                -             (296)             -
Annual contract maintenance charge (note 2) ......                     (1,273)              -          (13,901)         (7,597)
Contingent deferred sales charges (note 2) .......                    (29,247)              -         (126,607)        (65,894)
Adjustments to maintain reserves .................                        222                5           1,693           6,349
                                                                -------------   --------------  --------------   -------------
    Net equity transactions ......................                 26,549,121           98,525      16,648,431      52,254,612
                                                                -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY                              28,440,206           97,976      39,241,854      60,000,082
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......                     97,976               -      103,152,198      43,152,116
                                                                -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............                 28,538,182           97,976     142,394,052     103,152,198
                                                                =============   ==============  ==============   =============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996



                                                                 GROWTH AND INCOME              GROWTH OPPORTUNITIES
                                                                      PORTFOLIO                       PORTFOLIO
                                                           -----------------------------   -----------------------------
                                                                1997           1996             1997            1996
                                                           -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................         $     157,740              -        6,335,089              -
Mortality, expense and administration
  charges (note 2) ...............................              (166,292)             -       (7,022,841)     (3,919,497)
                                                           -------------   -------------   -------------   -------------
  Net investment activity ........................                (8,552)             -         (687,752)     (3,919,497)
                                                           -------------   -------------   -------------   -------------

Proceeds from mutual fund shares sold ............                45,518              -       10,276,479       3,337,769
Cost of mutual fund shares sold ..................               (40,650)             -       (6,486,639)     (2,533,933)
                                                           -------------   -------------   -------------   -------------
  Realized gain (loss) on investments ............                 4,868              -        3,789,840         803,836
Change in unrealized gain (loss) on investments ..             2,314,169              -      110,032,205      49,787,777
                                                           -------------   -------------   -------------   -------------
  Net gain (loss) on investments .................             2,319,037              -      113,822,045      50,591,613
                                                           -------------   -------------   -------------   -------------
Reinvested capital gains .........................               512,654              -        8,869,124         705,098
                                                           -------------   -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........             2,823,139              -      122,003,417      47,377,214
                                                           -------------   -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................            18,613,704              -      137,949,525     159,032,317
Transfers between funds ..........................             5,163,722              -        2,156,049      22,266,646
Redemptions ......................................              (510,742)             -      (26,047,105)     (9,655,340)
Annuity benefits .................................                    -               -           (1,243)             -
Annual contract maintenance charge (note 2) ......                  (188)             -          (65,787)        (36,712)
Contingent deferred sales charges (note 2) .......               (14,424)             -         (554,646)       (194,751)
Adjustments to maintain reserves .................                   235              -            9,130          33,850
                                                           -------------   -------------   -------------   -------------
    Net equity transactions ......................            23,252,307              -      113,445,923     171,446,010
                                                           -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............            26,075,446              -      235,449,340     218,823,224
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......                    -               -      383,098,233     164,275,009
                                                           -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         $  26,075,446              -      618,547,573     383,098,233
                                                           =============   =============   =============   =============



See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996




(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in any of the following:

              Funds of Fidelity Advisor Annuity Fund (effective January 20, 1997, the following funds are no longer available);
                Fidelity Advisor Annuity Government Investment Fund Fidelity Advisor Annuity High Yield Fund
                Fidelity Advisor Annuity Money Market Fund
                Fidelity Advisor Annuity Overseas Fund

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio
                Fidelity VIP - Growth Portfolio
                Fidelity VIP - High Income Portfolio
                Fidelity VIP - Money Market Portfolio
                Fidelity VIP - Overseas Portfolio

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio
                Fidelity VIP-II - Asset Manager: Growth Portfolio
                Fidelity VIP-II - Contrafund Portfolio
                Fidelity VIP-II - Index 500 Portfolio
                Fidelity VIP-II - Investment Grade Bond Portfolio

              Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Balanced Portfolio
                  (formerly Fidelity Advisor Annuity Income & Growth Fund)
                Fidelity VIP-III - Growth and Income Portfolio
                Fidelity VIP-III - Growth Opportunities Portfolio
                  (formerly Fidelity Advisor Annuity Growth Opportunities Fund)

         At December 31, 1997, except as noted, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the Fidelity Advisor Annuity Classic contracts an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for the Fidelity Advisor Annuity Classic contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the Fidelity Advisor Annuity Select contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculations equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. Optional long term care facility with a one-year stepped up death benefit rider is offered at an additional annual rate of 0.05% (Rider Option 1). Optional long care facility with a 5% enhanced death benefit rider is offered at an additional annual rate of 0.10% (Rider Option 2).

     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                                             GOVERNMENT             HIGH             MONEY
                                                             INVESTMENT            YIELD            MARKET         OVERSEAS
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Classic.........................    $  1,083,010             3,971           16,813             3,845           10,730
     Select..........................      12,435,476            52,722          248,687            77,418          117,562
     Select (Rider Opt. 1)...........           1,046                -                -                 -                -
     Select (Rider Opt. 2)...........             282                -                -                 -                -
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $ 13,519,814            56,693          265,500            81,263          128,292
                                         ============      ============     ============      ============     ============

                                              EQUITY-                               HIGH             MONEY
                                               INCOME            GROWTH           INCOME            MARKET         OVERSEAS
                                            PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                         ------------      ------------     ------------      ------------     ------------
     Classic.........................    $     10,689             8,415           79,502            20,370           60,043
     Select..........................         231,323           136,613        1,330,341           540,448          670,326
     Select (Rider Opt. 1)...........             126               254               45                21              105
     Select (Rider Opt. 2)...........              35                15               42                -                28
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $    242,173           145,297        1,409,930           560,839          730,502
                                         ============      ============     ============      ============     ============

                                                                  ASSET                                          INVESTMENT
                                                ASSET           MANAGER                              INDEX            GRADE
                                              MANAGER            GROWTH       CONTRAFUND               500             BOND
                                            PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                         ------------      ------------     ------------      ------------     ------------
     Classic.........................    $      2,325             3,230           23,334            10,070           18,691
     Select..........................          61,279            57,643          345,666           180,444          261,060
     Select (Rider Opt. 1)...........              18                13               95                24               -
     Select (Rider Opt. 2)...........              -                  8               30                 9               40
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     63,622            60,894          369,125           190,547          279,791
                                         ============      ============     ============      ============     ============

                                                             GROWTH AND           GROWTH
                                             BALANCED            INCOME    OPPORTUNITIES
                                            PORTFOLIO         PORTFOLIO        PORTFOLIO
                                         ------------      ------------     ------------
     Classic.........................    $    153,146             6,903          650,933
     Select..........................       1,593,030           159,344        6,371,570
     Select (Rider Opt. 1)...........              28                13              304
     Select (Rider Opt. 2)...........               9                32               34
                                         ------------      ------------     ------------
         Total.......................    $  1,746,213           166,292        7,022,841
                                         ============      ============     ============


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY
     The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases.

                                                                                                        ANNUAL
     Contract owners' equity represented by:                 UNITS         UNIT VALUE                   RETURN
                                                           --------        ----------                   -------

      FIDELITY ADVISOR ANNUITY CLASSIC CONTRACTS:

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ...........................         85,072      $ 12.257123   $1,042,738       23%(a)
            Non-tax qualified .......................         68,943        12.257123      845,043       23%(a)

         Fidelity VIP - Growth Portfolio:
            Tax qualified ...........................         72,191        11.621651      838,979       16%(a)
            Non-tax qualified .......................         55,100        11.621651      640,353       16%(a)

         Fidelity VIP - High Income Portfolio:
            Tax qualified ...........................        385,182        11.873382    4,573,413       16%
            Non-tax qualified .......................        335,906        11.873382    3,988,340       16%

         Fidelity VIP - Money Market Portfolio:
            Tax qualified ...........................        208,431        10.478255    2,183,993        4%
            Non-tax qualified .......................         63,314        10.478255      663,420        4%

         Fidelity VIP - Overseas Portfolio:
            Tax qualified ...........................        278,008        11.583345    3,220,263       10%
            Non-tax qualified .......................        233,174        11.583345    2,700,935       10%

         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ...........................         16,173        11.662002      188,610       17%(a)
            Non-tax qualified .......................         17,854        11.662002      208,213       17%(a)

         Fidelity VIP-II - Asset Manager:
         Growth Portfolio:
            Tax qualified ...........................         24,630        11.951807      294,373       20%(a)
            Non-tax qualified .......................         15,156        11.951807      181,142       20%(a)

         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ...........................        166,852        11.743945    1,959,501       17%(a)
            Non-tax qualified .......................        111,999        11.743945    1,315,310       17%(a)

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ...........................         83,194        12.506255    1,040,445       25%(a)
            Non-tax qualified .......................         51,803        12.506255      647,862       25%(a)

         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ...........................        114,654        10.829778    1,241,677        8%
            Non-tax qualified .......................         64,921        10.829778      703,080        8%

         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified ...........................        502,946        14.720075    7,403,403       21%
            Non-tax qualified .......................        389,668        14.720075    5,735,942       21%

         Fidelity VIP-III -  Growth and
         Income Portfolio:
            Tax qualified ...........................         56,646        12.362549      700,289       24%(a)
            Non-tax qualified .......................         35,101        12.362549      433,938       24%(a)

         Fidelity VIP-III - Growth Opportunities
         Portfolio:
            Tax qualified ...........................      1,496,661        19.586347   29,314,122       28%
            Non-tax qualified .......................      1,474,036        19.586347   28,870,981       28%

                                                                     (Continued)

   FIDELITY ADVISOR ANNUITY SELECT CONTRACTS:

     Fidelity VIP - Equity-Income Portfolio:
        Tax qualified .........................        1,102,775       12.245396        13,503,917       22%(a)
        Non-tax qualified .....................        1,900,080       12.245396        23,267,232       22%(a)

     Fidelity VIP - Growth Portfolio:
        Tax qualified .........................          711,162       11.610523         8,256,963       16%(a)
        Non-tax qualified .....................        1,186,843       11.610523        13,779,868       16%(a)

     Fidelity VIP - High Income Portfolio:
        Tax qualified .........................        3,723,025       11.859397        44,152,832       16%
        Non-tax qualified .....................        8,132,611       11.859397        96,447,862       16%

     Fidelity VIP - Money Market Portfolio:
        Tax qualified .........................        1,517,808       10.465899        15,885,225        4%
        Non-tax qualified .....................        2,372,121       10.465899        24,826,379        4%

     Fidelity VIP - Overseas Portfolio:
        Tax qualified .........................        1,594,615       11.569690        18,449,201       10%
        Non-tax qualified .....................        3,828,801       11.569690        44,298,041       10%

     Fidelity VIP-II - Asset Manager Portfolio:
        Tax qualified .........................          234,516       11.650850         2,732,311       17%(a)
        Non-tax qualified .....................          585,920       11.650850         6,826,466       17%(a)

     Fidelity VIP-II - Asset Manager:
     Growth Portfolio:
        Tax qualified .........................          236,306       11.940378         2,821,583       19%(a)
        Non-tax qualified .....................          412,776       11.940378         4,928,701       19%(a)

     Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified .........................        1,484,705       11.732706        17,419,607       17%(a)
        Non-tax qualified .....................        2,614,941       11.732706        30,680,334       17%(a)

     Fidelity VIP-II - Index 500 Portfolio:
        Tax qualified .........................          687,172       12.494291         8,585,727       25%(a)
        Non-tax qualified .....................        1,471,434       12.494291        18,384,525       25%(a)

     Fidelity VIP-II - Investment Grade
     Bond Portfolio:
        Tax qualified .........................          881,781       10.817010         9,538,234        8%
        Non-tax qualified .....................        1,572,576       10.817010        17,010,570        8%

     Fidelity VIP-III - Balanced Portfolio:
        Tax qualified .........................        2,672,535       14.675543        39,220,902       20%
        Non-tax qualified .....................        6,127,776       14.675543        89,928,440       20%

     Fidelity VIP-III -  Growth and
     Income Portfolio:
        Tax qualified .........................          641,220       12.350709         7,919,522       24%(a)
        Non-tax qualified .....................        1,370,152       12.350709        16,922,349       24%(a)

     Fidelity VIP-III - Growth Opportunities
     Portfolio:
        Tax qualified .........................        8,514,753       19.527096       166,268,399       28%
        Non-tax qualified .....................       20,154,563       19.527096       393,560,087       28%

FIDELITY ADVISOR ANNUITY SELECT (RIDER OPTION 1):

     Fidelity VIP - Equity-Income Portfolio:
        Tax qualified .........................        1,233       10.334399        12,742       3%(a)
        Non-tax qualified .....................        9,973       10.334399       103,065       3%(a)

     Fidelity VIP - Growth Portfolio:
        Tax qualified .........................        1,555       10.025497        15,590       0%(a)
        Non-tax qualified .....................       19,167       10.025497       192,159       0%(a)

     Fidelity VIP - High Income Portfolio:
        Tax qualified .........................        1,197       10.125956        12,121       1%(a)
        Non-tax qualified .....................        6,913       10.125956        70,001       1%(a)

     Fidelity VIP - Money Market Portfolio:
        Non-tax qualified .....................       10,276       10.066783       103,446       1%(a)

     Fidelity VIP - Overseas Portfolio:
        Tax qualified .........................           63        9.894400           623     (1)%(a)
        Non-tax qualified .....................       12,510        9.894400       123,779     (1)%(a)

     Fidelity VIP-II - Asset Manager Portfolio:
        Non-tax qualified .....................        9,263       10.209261        94,568       2%(a)

     Fidelity VIP-II - Asset Manager
     Growth Portfolio:
        Non-tax qualified .....................        3,686       10.239737        37,744       2%(a)

     Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified .........................          913        9.951886         9,086       0%(a)
        Non-tax qualified .....................        9,371        9.951886        93,259       0%(a)

     Fidelity VIP-II - Index 500 Portfolio:
        Tax qualified .........................           61       10.330898           630       3%(a)
        Non-tax qualified .....................        3,644       10.330898        37,646       3%(a)

     Fidelity VIP-III - Balanced Portfolio:
        Non-tax qualified .....................        8,383       10.272783        86,117       3%(a)

     Fidelity VIP-III -  Growth and
     Income Portfolio:
        Non-tax qualified .....................        6,119       10.404380        63,664       4%(a)

     Fidelity VIP-III - Growth Opportunities
     Portfolio:
        Tax qualified .........................        2,407       10.392122        25,014       4%(a)
        Non-tax qualified .....................       37,507       10.392122       389,777       4%(a)

                                                                     (Continued)

FIDELITY ADVISOR ANNUITY SELECT (RIDER OPTION 2):

     Fidelity VIP - Equity-Income Portfolio:
        Tax qualified ......................       2,158       10.333567               22,300       3%(a)
        Non-tax qualified ..................       2,704       10.333567               27,942       3%(a)

     Fidelity VIP - Growth Portfolio:
        Tax qualified ......................       1,085       10.024687               10,877       0%(a)
        Non-tax qualified ..................       1,393       10.024687               13,964       0%(a)

     Fidelity VIP - High Income Portfolio:
        Tax qualified ......................       2,387       10.125138               24,169       1%(a)
        Non-tax qualified ..................       4,150       10.125138               42,019       1%(a)

     Fidelity VIP - Overseas Portfolio:
        Tax qualified ......................         400        9.893604                3,957     (1)%(a)
        Non-tax qualified ..................       3,338        9.893604               33,025     (1)%(a)

     Fidelity VIP-II - Asset Manager:
     Growth Portfolio:
        Non-tax qualified ..................       1,231       10.238907               12,604       2%(a)

     Fidelity VIP-II - Contrafund Portfolio:
        Tax qualified ......................       1,148        9.951081               11,424       0%(a)
        Non-tax qualified ..................       3,555        9.951081               35,376       0%(a)

     Fidelity VIP-II - Index 500 Portfolio:
        Tax qualified ......................         386       10.330070                3,987       3%(a)
        Non-tax qualified ..................       1,382       10.330070               14,276       3%(a)

     Fidelity VIP-II - Investment Grade
     Bond Portfolio:
        Tax qualified ......................       1,718       10.145651               17,430       1%(a)
        Non-tax qualified ..................       2,680       10.145651               27,190       1%(a)

     Fidelity VIP-III - Balanced Portfolio:
        Non-tax qualified ..................       1,363       10.271954               14,001       3%(a)

     Fidelity VIP-III -  Growth and
     Income Portfolio:
        Non-tax qualified ..................       3,430       10.403545               35,684       4%(a)

     Fidelity VIP-III - Growth Opportunities
     Portfolio:
        Tax qualified ......................       1,056       10.391285               10,973       4%(a)
        Non-tax qualified ..................       7,724       10.391285               80,262       4%(a)
                                                 =======       =========

     Reserves for annuity contracts
     in payout phase:
        Tax qualified                                                                  43,957
                                                                              ---------------
                                                                              $ 1,238,508,090
                                                                              ===============

(a) This investment option was not being utilized for the entire period.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Fidelity Advisor Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Fidelity Advisor Variable Account as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

          [LOGO]                          [FIDELITY INVESTMENTS LOGO]

         Nationwide Life Insurance Company. Home Office: Columbus, Ohio

Before investing, understand that variable annuities are not insured by the FDIC or any other government agency, are not bank deposits, and are not the obligation of, or guaranteed by, the financial institution where they are offered.

Variable annuities involve investment risk, including the possible loss of principal.

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company.

APO - 2929 - E (12/97)